RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
The following table provides details of related-party transactions:

	December 31
	2024		2023	2022
	CHF in millions
Credits (charges) included in:
Revenue	3.1		4.6	2.9
Direct costs	(3.8)		(2.3)	(5.6)
Personnel expenses	(15.9)		(18.6)	(23.0)
Other operating expenses	(116.9)		(118.1)	(183.3)
Included in operating income (loss)	(133.5)	—	(134.4)	(209.0)
Finance expense	(1.5)		(1.7)	—
Finance income	3.0		2.1	1.1
Included in net income (loss)	(132.0)		(134.0)	(207.9)
Property and equipment transfers in, net	11.3		23.7	4.9

Prior to the spin-off, the Sunrise's business was a segment of Liberty Global such that transactions with Liberty Global were considered related-party transactions. Sunrise will remain a strategic partnership and entered into a separation and distribution agreement as well as various other agreements governing relationships with Liberty Global going forward, including technology and IT services, financial services, shared services, and a variety of transitional management services to drive operational efficiency and value maximization. Information included in this Note with respect to Liberty Global is strictly limited to related-party transactions with Liberty Global prior to the spin-off on 8 November 2024.
Sunrise charges fees and allocates costs and expenses to certain other LG subsidiaries and vice versa, as further described below.
Although we believe that the related-party charges and allocations described below are reasonable, no assurance can be given that the related-party costs and expenses reflected in our consolidated statements of operations are reflective of the costs that we would incur on a standalone basis.

Revenue

Amounts primarily relate to interconnect services provided to certain subsidiaries of LG, for which the amount of the charges or allocations are based upon commercially negotiated rates.

Direct costs

Amounts primarily relate to certain cash settled charges from other LG subsidiaries and affiliates to Sunrise for programming-related and interconnect services, which are allocated based on commercially negotiated rates.
Personnel expenses

Amounts are allocated to Sunrise by other LG subsidiaries and represent share-based compensation expenses associated with the LG share-based incentive awards held by certain employees of Sunrise, which are allocated based on Sunrise’s share of costs without any additional mark-ups.

Other operating expenses

Amounts primarily include charges from other LG subsidiaries for network and software-related services, maintenance, hosting and other items, which are allocated to Sunrise’s share of costs with or without any additional mark-ups depending on the services provided.
Additionally, Sunrise receives services from LG’s corporate departments under the terms of a general service agreement. These services are allocated from LG to Sunrise based on Sunrise’s share of costs with an additional mark-up.

Interest expense

Amounts primarily relate to interest accrued on a related-party loan with a subsidiary of Liberty Global. Interest expense is accrued and included in other non-current liabilities during the year, and then added to the related-party loan balance at the end of the year.

Interest income

Amounts primarily include interest accrued on a related-party loan with a subsidiary of LG. Interest income is accrued and included in long-term interest receivable during the year, and then added to the receivable balance at the beginning of the following year.

Property and equipment additions, net

These amounts, which are generally cash settled, include the net carrying values of (i) construction in progress, including certain capitalized labor, transferred to or acquired from other LG subsidiaries, (ii) CPE acquired from other LG subsidiaries outside of Sunrise, which centrally procure equipment on behalf of Sunrise and various other LG subsidiaries, (iii) the value of certain internally developed software technology acquired from other LG subsidiaries and (iv) used CPE and network-related equipment acquired from or transferred to other LG subsidiaries outside of Sunrise.
The following table provides details of Sunrise's related-party balances:

	December 31
	2024	2023
	CHF in millions
Current receivables (a)	1.8	6.1
Long-term note receivables	—	202.5
	1.8	208.6
Accounts payable	0.3	14.5
Accrued other liabilities	20.4	38.8
Non-current related party loan	—	51.2
Other non-current liabilities	0.1	1.8
	20.8	106.3

(a) These receivables are non-interest bearing, may be cash or loan settled and are included within trade receivables, net and other current assets.

The settlement of the long-term note receivables and the non-current related-party loan, together with other spin-off related transactions and cash-flows led to a net cash flow in the amount of CHF 112.7 million as disclosed in the consolidated statements of cash flows.